Document and Entity Information Document	Jul. 20, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jul. 20, 2022
Entity Registrant Name	VSE CORP
Entity Incorporation, State or Country Code	DE
Entity File Number	000-03676
Entity Central Index Key	0000102752
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Tax Identification Number	54-0649263
Entity Address, Address Line One	6348 Walker Lane
Entity Address, City or Town	Alexandria,
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22310
City Area Code	703
Local Phone Number	960-4600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $.05 per share
Trading Symbol	VSEC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false